Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Accounts receivable, net

6. Accounts receivable, net

Accounts receivable, net consists of the following:

	As of
	December 31,
	2020	2021
	RMB	RMB
Accounts receivable	273,589	206,771
Less: allowance for credit losses	(33,465)	(31,606)
Accounts receivable, net	240,124	175,165

Accounts receivable are non-interest bearing and are generally on terms between 1 to 30 days. In some cases, these terms are extended for certain qualifying long-term customers who have met specific credit requirements.

The movements in the allowance for credit losses are as follows:

	For the Year
	Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	(71)	(23,785)	(33,465)
Impact of adoption of ASC 326	—	(1,095)	—
Additions	(29,383)	(14,235)	(5,741)
Reversals	—	—	6,779
Write offs	5,669	5,650	821
Balance at end of the year	(23,785)	(33,465)	(31,606)